Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	FBS Global Limited
Entity Central Index Key	0001938534
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	74 Tagore Lane,
Entity Address, Address Line Two	#02-00 Sindo Industrial Estate
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	787498
City Area Code	+65
Local Phone Number	62857781
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 E. 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102